Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	$ 184	$ 177
Amortization of ROU assets	2	2
Interest on lease liabilities	1	1
Variable lease cost	11	8
Total lease cost	$ 198	$ 188